Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Liabilities
Summary of Changes in Fair Value of Financial Liabilities
	June 30, 2018	December 31, 2017
Balance at the beginning of the period	$409,948	$402,881
Addition of new derivative liabilities	656,030	-
Change in fair value of embedded conversion option	(445,972)	44,084
Derecognition of derivatives upon settlement of convertible notes	(284,626)	(37,017)

Balance at the end of the period	$335,380	$409,948

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	Year Ended	Year Ended
	December 31,	December 31,
	2017	2016

Balance at the beginning of the period	$402,881	$16,886,192

Addition of new derivative liabilities	-	403,539
Change in fair value of warrants	-	(290,276)
Change in fair value of embedded conversion option	44,084	(16,596,574)
Derecognition of derivative liabilities upon settlement of convertible notes	(37,017)	-
Balance at the end of the period	$409,948	$402,881

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At December 31, 2017	335%	1.39%	0%	0.25 – 2.50
At June 30, 2018	275.86% - 306.16%	1.93% - 2.11%	0%	0.25 - .71

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At December 31, 2016	134% - 216%	0.20% - 1.03%	0%	0.25 - 2.50
At December 31, 2017	335%	1.39%	0%	0.25